Fair value of financial instruments - Balances and Levels of Assets Measured at Fair Value on Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial assets:
Available-for-sale debt securities, at fair value	$ 1,172,400	$ 688,381
Equity securities, at fair value	4,591	3,295
Derivatives	68,938	21,981
Financial liabilities:
Derivatives	48,242	17,933
Mortgage-backed securities - residential
Financial assets:
Available-for-sale debt securities, at fair value	773,336	477,312
Mortgage-backed securities - commercial
Financial assets:
Available-for-sale debt securities, at fair value	21,588	13,364
U.S. Treasury securities
Financial assets:
Available-for-sale debt securities, at fair value	16,628	7,448
Corporate securities
Financial assets:
Available-for-sale debt securities, at fair value	2,516	1,022
Quoted prices in active markets for identical assets (liabilities) (level 1)
Financial assets:
Investment securities	0	0
Loans held for sale	0	0
Mortgage servicing rights	0	0
Derivatives	0	0
Financial liabilities:
Derivatives	0	0
Significant other observable inputs (level 2)
Financial assets:
Investment securities	1,176,991	691,676
Loans held for sale	683,770	262,518
Mortgage servicing rights	0	0
Derivatives	68,938	21,981
Financial liabilities:
Derivatives	48,242	17,933
Significant unobservable inputs (level 3)
Financial assets:
Investment securities	0	0
Loans held for sale	215,403	0
Mortgage servicing rights	79,997	75,521
Derivatives	0	0
Financial liabilities:
Derivatives	0	0
Fair Value, Measurements, Recurring
Financial assets:
Equity securities, at fair value	4,591	3,295
Investment securities	1,176,991	691,676
Loans held for sale	899,173	262,518
Mortgage servicing rights	79,997	75,521
Derivatives	68,938	21,981
Financial liabilities:
Derivatives	48,242	17,933
Fair Value, Measurements, Recurring | U.S. government agency securities
Financial assets:
Available-for-sale debt securities, at fair value	2,003
Fair Value, Measurements, Recurring | Mortgage-backed securities - residential
Financial assets:
Available-for-sale debt securities, at fair value	773,336	477,312
Fair Value, Measurements, Recurring | Mortgage-backed securities - commercial
Financial assets:
Available-for-sale debt securities, at fair value	21,588	13,364
Fair Value, Measurements, Recurring | Municipals, tax-exempt
Financial assets:
Available-for-sale debt securities, at fair value	356,329	189,235
Fair Value, Measurements, Recurring | U.S. Treasury securities
Financial assets:
Available-for-sale debt securities, at fair value	16,628	7,448
Fair Value, Measurements, Recurring | Corporate securities
Financial assets:
Available-for-sale debt securities, at fair value	2,516	1,022
Fair Value, Measurements, Recurring | Quoted prices in active markets for identical assets (liabilities) (level 1)
Financial assets:
Equity securities, at fair value	0	0
Investment securities	0	0
Loans held for sale	0	0
Mortgage servicing rights	0	0
Derivatives	0	0
Financial liabilities:
Derivatives	0	0
Fair Value, Measurements, Recurring | Quoted prices in active markets for identical assets (liabilities) (level 1) | U.S. government agency securities
Financial assets:
Available-for-sale debt securities, at fair value	0
Fair Value, Measurements, Recurring | Quoted prices in active markets for identical assets (liabilities) (level 1) | Mortgage-backed securities - residential
Financial assets:
Available-for-sale debt securities, at fair value	0	0
Fair Value, Measurements, Recurring | Quoted prices in active markets for identical assets (liabilities) (level 1) | Mortgage-backed securities - commercial
Financial assets:
Available-for-sale debt securities, at fair value	0	0
Fair Value, Measurements, Recurring | Quoted prices in active markets for identical assets (liabilities) (level 1) | Municipals, tax-exempt
Financial assets:
Available-for-sale debt securities, at fair value	0	0
Fair Value, Measurements, Recurring | Quoted prices in active markets for identical assets (liabilities) (level 1) | U.S. Treasury securities
Financial assets:
Available-for-sale debt securities, at fair value	0	0
Fair Value, Measurements, Recurring | Quoted prices in active markets for identical assets (liabilities) (level 1) | Corporate securities
Financial assets:
Available-for-sale debt securities, at fair value	0	0
Fair Value, Measurements, Recurring | Significant other observable inputs (level 2)
Financial assets:
Equity securities, at fair value	4,591	3,295
Investment securities	1,176,991	691,676
Loans held for sale	683,770	262,518
Mortgage servicing rights	0	0
Derivatives	68,938	21,981
Financial liabilities:
Derivatives	48,242	17,933
Fair Value, Measurements, Recurring | Significant other observable inputs (level 2) | U.S. government agency securities
Financial assets:
Available-for-sale debt securities, at fair value	2,003
Fair Value, Measurements, Recurring | Significant other observable inputs (level 2) | Mortgage-backed securities - residential
Financial assets:
Available-for-sale debt securities, at fair value	773,336	477,312
Fair Value, Measurements, Recurring | Significant other observable inputs (level 2) | Mortgage-backed securities - commercial
Financial assets:
Available-for-sale debt securities, at fair value	21,588	13,364
Fair Value, Measurements, Recurring | Significant other observable inputs (level 2) | Municipals, tax-exempt
Financial assets:
Available-for-sale debt securities, at fair value	356,329	189,235
Fair Value, Measurements, Recurring | Significant other observable inputs (level 2) | U.S. Treasury securities
Financial assets:
Available-for-sale debt securities, at fair value	16,628	7,448
Fair Value, Measurements, Recurring | Significant other observable inputs (level 2) | Corporate securities
Financial assets:
Available-for-sale debt securities, at fair value	2,516	1,022
Fair Value, Measurements, Recurring | Significant unobservable inputs (level 3)
Financial assets:
Equity securities, at fair value	0	0
Investment securities	0	0
Loans held for sale	215,403	0
Mortgage servicing rights	79,997	75,521
Derivatives	0	0
Financial liabilities:
Derivatives	0	0
Fair Value, Measurements, Recurring | Significant unobservable inputs (level 3) | U.S. government agency securities
Financial assets:
Available-for-sale debt securities, at fair value	0
Fair Value, Measurements, Recurring | Significant unobservable inputs (level 3) | Mortgage-backed securities - residential
Financial assets:
Available-for-sale debt securities, at fair value	0	0
Fair Value, Measurements, Recurring | Significant unobservable inputs (level 3) | Mortgage-backed securities - commercial
Financial assets:
Available-for-sale debt securities, at fair value	0	0
Fair Value, Measurements, Recurring | Significant unobservable inputs (level 3) | Municipals, tax-exempt
Financial assets:
Available-for-sale debt securities, at fair value	0	0
Fair Value, Measurements, Recurring | Significant unobservable inputs (level 3) | U.S. Treasury securities
Financial assets:
Available-for-sale debt securities, at fair value	0	0
Fair Value, Measurements, Recurring | Significant unobservable inputs (level 3) | Corporate securities
Financial assets:
Available-for-sale debt securities, at fair value	$ 0	$ 0